Short Term Bank Loans	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Short Term Bank Loans [Abstract]
SHORT TERM BANK LOANS
8.	SHORT TERM BANK LOANS

Bank loans consisted of the following amount as of March 31, 2018 and December 31, 2017:

	2018	2017
Loan due to China Guangfa Bank, 6.525% interest rate per annum, due on December 14, 2018	$3,632,279	$3,533,140

Interest expense for the three months ended March 31, 2018 and 2017 for these loans amounted to $50,959 and $66,180, respectively. The loan is guaranteed by personal guarantee from the Company’s owner and related parties.

8.	SHORT TERM BANK LOANS

Bank loans consisted of the following:

	December 31	December 31
	2017	2016
Loan due to China Guangfa Bank, 7.6% interest rate per annum, due on December 20, 2017	$-	$3,456,370
Loan due to China Guangfa Bank, 6.525% interest rate per annum, due on December 14, 2018	$3,533,140	$-

Interest expense for the years ended December 31, 2017 and 2016 for these loans amounted to $276,336 and $377,314, respectively. The loan is guaranteed by personal guarantee from the Company’s owner and related parties.